BIO-ONE CORPORATION

1630 Winter Springs Boulevard

Winter Springs, Florida 32708

December 10, 2004

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Mail Stop 0309

Washington, D.C.  20549

Attention:  Mr. Oscar M. Young, Jr.

Re:

Bio-One Corporation

Form 8-K, filed December 3, 2004

File No. 000-31889

Dear Mr. Young:

Pursuant to your request of December 4, 2004, this letter is intended to acknowledge that:

•

Bio-One Corporation, a Nevada corporation (the “Company”) is responsible for the adequacy and accuracy of the disclosure in the Form 8-K filed on December 10, 2004;

•

staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Armand Dauplaise, President & CEO